ADVANCES TO SUPPLIERS - Additional Information (Detail) ¥ in Millions			1 Months Ended						12 Months Ended
	Feb. 06, 2018 USD ($)	Feb. 06, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Advances to suppliers
Funds required for the development of CrossFire new mobile game				$ 800,000
Number of tokens subscribed	5,297,157			3,075,035					2,222,222
Advance Paid For Administrative Expenses	$ 300,000	¥ 2.1
Payments for subscription of tokens	$ 2,000,000.0
Refund recievable on termination of tokens										$ 400,000						¥ 2.8
Maximum period of agreement term			3 years
Minimum guarantee payment			$ 13,000,000.0
Upfront payment			$ 3,000,000.0
Impairment on advances to suppliers									$ 0		¥ 20.7	$ 900,000	¥ 6.0
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Advances to suppliers
Financing service fee paid					$ 1,100,000	¥ 6.9	$ 1,200,000	¥ 7.5		1,200,000	¥ 7.5
Funds required for the development of CrossFire new mobile game										$ 24,700,000						¥ 157.5
Non recovery of advance financing fee														$ 15,700,000	¥ 100.0
Number of tokens subscribed					2,222,222